Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Accounts receivable	106,471	309,452	243,299
Less: Allowance for credit losses	(60,994)	(112,532)	(88,476)
Accounts receivable, net	45,477	196,920	154,823

Schedule of Allowance for Credit Losses

Movements of allowance for credit losses are as follows:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Allowance for expected credit losses, beginning	30,916	60,994	47,955
Additions	30,078	51,538	40,521
Allowance for expected credit losses, ending	60,994	112,532	88,476